Long-Term Liabilities	12 Months Ended
Dec. 31, 2023
Long-Term Liabilities [Abstract]
LONG-TERM LIABILITIES
NOTE 16:-	LONG-TERM LIABILITIES

a.	As of December 31, 2023, the Company is not in compliance with the financial covenants described in note 13(a) therefore the loans are classified to Short-Term Loan.

As for charges, see Note 22a below.

b.	Composition of other long-term liabilities:

December 31, 2023

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	412	147

December 31, 2022

	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	1,289	887

The liabilities for government grants are linked to the USD-NIS exchange rate.

Government grants:

	December 31,
	2023	2022
	USD in thousands
Balance as of January 1,	1,289	961
Grants received during the year	-	77
Liability revaluation	(877)	251
Balance as of December 31,	412	1,289

Presented in the statement of financial position as follows:

	December 31,
	2023	2022
	USD in thousands
In current liabilities	265	402
In non-current liabilities	147	887
	412	1,289

Government grants:

The Company received from the Government of Israel grants for participation in research and development in return for the payment of royalties of 3.5% on sales of products resulting from the funded research and development up to 100% of the grants received.

The financial statements include the liability in the amount which management expects to repay the IIA, within ten years, discounted at a rate of 11.5%.

c.	The maturity profile of lease liabilities and other long-term liabilities:

December 31, 2023

	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	382	382	382	382	-	-	1,528
Liabilities for government grants	265	30	21	19	18	59	412
Total	647	412	403	401	18	59	1,940

As of December 31, 2023, total grants received by HUB amount to $973 thousand and no material amount was paid. No new grants were received during 2023.

As of December 31, 2023, total grants received by ALD and ALD Software, the subsidiary, amount to $1,873 thousand and the total royalties paid were $467 thousand.